Stock-Based Compensation (Summary of Stock Option Activity) (Details) (Stock Options [Member], USD $)	12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014
Stock Options [Member]
Number of Shares
Outstanding	991,183		424,645
Granted (weighted-average fair value of per share)	955,199		639,439
Exercised	(657)		(54,750)
Forfeited	(150,130)		(16,484)
Expired	(1,850)		(1,667)
Outstanding	1,793,745		991,183
Vested (exercisable)	686,849
Unvested (unexercisable) — March 31, 2015	1,106,897
Weighted-Average Exercise Price/Share
Outstanding	$ 4.20		$ 5.64
Granted (weighted-average fair value of per share)	$ 4.92		$ 3.36
Exercised	$ 3.24		$ 2.40
Forfeited	$ 4.56		$ 3.84
Expired	$ 27.48		$ 72.00
Outstanding	$ 4.56		$ 4.20
Vested (exercisable)	$ 4.68
Unvested (unexercisable) — March 31, 2015	$ 4.44
Weighted-Average Remaining Contractual Term (Years)
Outstanding — March 31, 2015	8 years 3 months 18 days
Vested (exercisable) — March 31, 2015	6 years 9 months 18 days
Unvested (unexercisable) — March 31, 2015	3 years 3 months 18 days
Aggregated Intrinsic Value
Outstanding — March 31, 2015	$ 7,761,500	[1]
Vested (exercisable) — March 31, 2015	3,119,200	[1]
Unvested (unexercisable) — March 31, 2015	$ 4,642,300	[1]

[1]	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2015, which was $8.64 per share.